Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair value of financial assets and liabilities (Tables) [Abstract]
Summary of the fair values of financial assets and liabilities

The following table shows a summary of the fair values of financial assets and liabilities for the period ended December 31, 2019, 2018 and 2017, classified based on several measurement methods adopted by the Bank to determine their fair value:

Thousand of reais				2019
	Level 1 (1)			Level 2	Level 3	Total

Financial Assets Measured At Fair Value Through Profit Or Loss	975,393			28,739,507	2,627,405	32,342,305
Debt instruments	975,393			132,277	2,627,405	3,735,075
Equity instruments	-			28,607,230	-	28,607,230
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	35,057,803			21,247,552	715,548	57,020,903
Debt instruments	33,028,333			1,726,441	130,857	34,885,631
Equity instruments	2,029,470			-	-	2,029,470
Derivatives	-			19,521,111	584,691	20,105,802
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	143,077			627	27,749	171,453
Loans and advances to customers	-			-	-	-
Equity instruments	143,077			627	27,749	171,453
Other Financial Assets At Fair Value Through Profit Or Loss	-			-	-	-
Debt instruments	-			-	-	-
Financial Assets Measured At Fair Value Through Other Comprehensive Income	93,555,527			1,612,741	951,966	96,120,234
Debt instruments	93,531,617			1,612,741	818,569	95,962,927
Equity instruments	23,910			-	133,397	157,307
Hedging derivatives (assets)	-			339,932	-	339,932
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-			45,499,913	564,757	46,064,670
Derivatives	-			21,664,260	564,757	22,229,017
Short positions	-			23,835,653	-	23,835,653
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-			3,719,416	1,600,000	5,319,416
Other Financial Liabilities	-			3,719,416	1,600,000	5,319,416
Hedging derivatives (liabilities)	-			200,961	-	200,961

Thousand of reais			2018
	Level 1		Level 2		Level 3	Total

Financial Assets Measured At Fair Value Through Profit Or Loss	2,660,859		40,540,054		510,887	43,711,800
Debt instruments	2,660,859		-		510,887	3,171,746
Equity instruments	-		40,540,054		-	40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	49,855,112		17,626,932		1,370,270	68,852,314
Debt instruments	49,094,924		432,910		538,635	50,066,469
Equity instruments	757,843		8,490		-	766,333
Derivatives	2,345		17,185,532		831,635	18,019,512
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	142,732		619,798		154,947	917,477
Loans and advances to customers	-		619,180		-	619,180
Equity instruments	142,732		618		154,947	298,297
Other Financial Assets At Fair Value Through Profit Or Loss	-		-		-	-
Debt instruments	-	-	-	-	-	-
Financial Assets Measured At Fair Value Through Other Comprehensive Income	83,283,924		1,442,797		709,956	85,436,677
Debt instruments	83,253,117		1,442,797		699,777	85,395,691
Equity instruments	30,807		-		10,179	40,986
Hedging derivatives (assets)	-		343,934		-	343,934
Financial Liabilities Measured At Fair Value Through Profit Or Loss	32,697,510		17,600,024		641,458	50,938,992
Derivatives	1,833		17,600,024		641,458	18,243,315
Short positions	32,695,677		-		-	32,695,677
Hedging derivatives (liabilities)	-		223,520		-	223,520

Thousand of reais			2017
	Level 1		Level 2		Level 3	Total

Financial assets held for trading	34,380,542		18,059,034		-	52,439,576
Debt instruments	33,891,360		988,321		-	34,879,681
Equity instruments	489,182		588		-	489,770
Derivatives	-		17,070,125		-	17,070,125
Financial assets designated at fair value through profit or loss	1,593,951		64,738		33,368	1,692,057
Debt instruments	1,593,951		64,738		-	1,658,689
Equity instruments	-		-		33,368	33,368
Financial assets - available-for-sale	79,301,016		6,382,225		140,143	85,823,384
Debt instruments	78,335,629		6,381,118		-	84,716,747
Equity instruments	965,387		1,107		140,143	1,106,637
Hedging derivatives (assets)	-		192,763		-	192,763
Financial liabilities held for trading	32,808,392		16,514,154		-	49,322,546
Derivatives	-		16,514,154		-	16,514,154
Short positions	32,808,392		-		-	32,808,392
Hedging derivatives (liabilities)	-		163,332		-	163,332

Fair value hierarchy

The following tables demonstrate the movements during 2019, 2018 and 2017 for the financial assets and liabilities classified as Level 3 in the fair value hierarchy:

Thousand of reais	Fair value 2018	Gains/ losses (Realized-Not Realized)	Transfers in and/ or out of Level 3	Additions / Settled	Impact of IFRS 9	Fair value 2019

Financial Assets Measured At Fair Value Through Profit Or Loss	510,887	290,773	1,700,499	125,246	-	2,627,405
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,370,270	238,632	(1,031,076)	137,722	-	715,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	154,947	(101,541)	-	(25,657)	-	27,749
Financial Assets Measured At Fair Value Through Other Comprehensive Income	709,956	253,803	291	(12,084)	-	951,966
Financial Liabilities Measured At Fair Value Through Profit Or Loss	641,458	190,813	(586,346)	318,832	-	564,757

Thousand of reais	Fair value 2017	Gains/ losses (Realized-Not Realized)	Transfers in and/ or out of Level 3	Additions / Settled	Impact of IFRS 9	Fair value 2018

Financial Assets Measured At Fair Value Through Profit Or Loss	33,368	60,887	-	445,991	(29,359)	510,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	-	(181,355)	1,264,576	246,051	40,998	1,370,270
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	(7,280)	-	-	162,227	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	140,143	47,773	645,708	-	(123,668)	709,956
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	115,212	710,219	(183,973)	-	641,458

Thousand of reais		Fair value 2016	Gains/ losses (Realized-Not Realized)	Transfers in and/ or out of Level 3	Additions / Settled	Fair value 2017

Financial assets designated at fair value through profit or loss		37,509	(2,555)	-	(1,586)	33,368
Financial assets - available-for-sale		951,612	18,474	-	(829,943)	140,143

Comparison of the carrying amounts of the Bank's financial assets measured at other than fair value and their respective fair values

Below is a comparison of the carrying amounts of financial assets of the Bank measured by a value other than the fair value and their respective fair values on December 31, 2019, 2018 and 2017:

Thousand of reais				2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 4)	15,249,515	15,249,515	-	15,249,515	-
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions (note 5)	109,233,128	109,233,128	-	109,233,128	-
Loans and advances to customers (note 9)	326,699,480	327,278,243	-	-	327,278,243
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	38,748,296	39,678,192	5,378,791	7,858,612	26,440,789
Total	489,930,419	491,439,078	5,378,791	132,341,255	353,719,032

Thousand of reais				2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 4)	15,228,491	15,269,809	-	15,269,809	-
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions (note 5)	79,607,001	79,607,197	-	79,607,197	-
Loans and advances to customers (note 9)	301,702,207	303,495,240	-	-	303,495,240
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	36,799,509	38,927,356	9,766,162	29,161,194	-
Total	433,337,208	437,299,602	9,766,162	124,038,200	303,495,240

Thousand of reais				2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 4)	33,831,521	33,914,021	-	33,914,021	-
Investments Held-to-Maturity (note 6)	10,214,454	10,587,117	7,251,246	3,335,871	-
Loans and receivables:
Loans and amounts due from credit institutions (note 5)	65,209,902	65,209,902	-	65,209,902	-
Loans and advances to customers (note 9)	272,420,157	275,647,324	-	-	275,647,324
Loans and receivables - Debt instruments (note 6)	17,616,515	17,127,511	-	17,127,511	-
Total	399,292,549	402,485,875	7,251,246	119,587,305	275,647,324

Comparison of the carrying amounts of the Bank's financial liabilities measured at other than fair value and their respective fair values

Following is a comparison of the carrying amounts of Bank´s financial liabilities measured by a value other than fair value and their respective fair values on  December 31 , 2019, 2018 and 2017:

Thousand of reais				2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	98,586,389	98,605,373	-	98,605,373	-
Customer deposits (note 17)	336,514,597	336,593,455	-	336,593,455	-
Marketable debt securities (note 18)	73,702,474	73,889,348	-	10,205,065	63,684,284
Subordinated liabilities (note 19)	10,175,961	10,175,961	-	10,175,961	-
Other financial liabilities (note 21)	60,885,370	60,885,370	-	-	60,885,370
Total	579,864,790	580,149,506	-	455,579,853	124,569,654

Thousand of reais				2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Centrals banks (note 16)	98,716,735	98,713,988	-	98,713,988	-
Customers (note 17)	285,344,281	285,417,696	-	285,417,696	-
Marketable debt securities (note 18)	74,626,232	74,783,289	-	4,599,204	70,184,085
Subordinated liabilities (note 19)	9,885,607	9,853,157	-	9,853,157	-
Debt Instruments Eligible to Compose Capital (note 20)	9,779,944	9,782,373	-	9,782,373	-
Other financial liabilities (note 21)	49,782,780	49,782,780	-	-	49,782,780
Total	528,135,579	528,333,283	-	408,366,418	119,966,865

Thousand of reais				2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Centrals banks (note 16)	79,068,604	79,068,564	-	-	79,068,564
Customers (note 17)	258,482,156	258,576,177	-	-	258,576,177
Marketable debt securities (note 18)	70,247,012	70,245,820	-	2,000,552	68,245,268
Subordinated liabilities (note 19)	519,230	528,799	-	-	528,799
Debt Instruments Eligible to Compose Capital (note 20)	8,436,901	8,436,901	-	8,436,901	-
Other financial liabilities (note 21)	44,260,735	43,003,735	-	-	43,003,735
Total	461,014,638	459,859,996	-	10,437,453	449,422,543